Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance Table

Pursuant to Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, the Pay Versus Performance Table (set forth below) is required to include “compensation actually paid,” as calculated per SEC disclosure rules, to the Company’s principal executive officer (“PEO”) and the Company’s non-PEO named executive officers (“NEOs”), as noted below. “Compensation actually paid” represents a new required calculation of compensation that differs significantly from the Summary Compensation Table calculation of compensation, the NEO’s realized or earned compensation, as well as from the way in which the Compensation Committee views annual compensation decisions, as discussed in the Executive Compensation Discussion and Analysis. The amounts in the table below are calculated in accordance with SEC rules and do not represent amounts actually earned or realized by NEOs.

			PAY VERSUS PERFORMANCE
Year (a)	Summary Compensation Table Total for PEO (b)	Compensation Actually Paid to PEO1 (c)(1)(2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (d)	Average Compensation Actually Paid to Non-PEO Named Executive Officers (e)(1)(2)	Value of Initial Fixed $100 Investment Based On:		Net Income (loss) attributable to Shareholders (h)	Consolidated Adjusted Income Before Income Taxes (i)(4)
					Total Shareholder Return (f)(3)	Peer Group Total Shareholder Return (g)(3)
2023	$5,726,975	$10,204,842	$1,986,873	$2,885,214	$87.67	$154.93	$7,800,000	$47,300,000
2022	$3,983,924	$2,053,461	$1,281,790	$930,575	$38.61	$122.55	$(14,200,000)	$25,600,000
2021	$6,177,464	$3,900,081	$1,430,325	$1,032,246	$64.62	$152.67	$(24,800,000)	$(18,500,000)
2020	$5,154,783	$6,362,304	$1,181,255	$1,401,038	$92.66	$121.27	$(4,500,000)	$22,600,000
(1)	Matthew V. Crawford served as our principal executive officer (“PEO”) for the full year for each of 2023, 2022, 2021 and 2020. For 2023, 2022, 2021, and 2020 our non-PEO named executive officers (“NEOs”) were Patrick W. Fogarty and Robert D. Vilsack.
(2)	For 2023, the values included in this column for the compensation actually paid to our PEO and the average compensation actually paid to our Non-PEO NEOs reflect the following adjustments to the values included in column (b) and column (d), respectively:

Matthew V. Crawford	2023
Summary Compensation Table Total for PEO (column (b))	$5,726,975
- aggregate change in actuarial present value of pension benefits	16,623
+ service cost of pension benefits	6,849
+ prior service cost of pension benefits	0
- SCT “Stock Awards” column value	$2,365,500
- SCT “Option Awards” column value	$0
+ year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year-end, including:	$4,044,000
+/- year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end, including:	$1,513,714
+ vesting date fair value of equity awards granted and vested in the covered year, including:	$0
+/- year-over-year change in fair value of equity awards granted in prior years that vested in the covered year, including:	$1,174,745
- fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year, including:	$0
+ dollar value of dividends/earnings paid on equity awards in the covered year:	$120,682
Compensation Actually Paid to PEO (column (c))	$10,204,842

AVERAGE FOR NON-PEO NEOS	2023
Average SCT Total for Non-PEO NEOs (column (d))	$1,986,873
- aggregate change in actuarial present value of pension benefits	$15,995
+ service cost of pension benefits	$7,419
+ prior service cost of pension benefits	$0
- SCT “Stock Awards” column value	$522,381
- SCT “Option Awards” column value	$0
+ year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year-end, including:	$893,050
+/- year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end, including:	$299,770
+ vesting date fair value of equity awards granted and vested in the covered year, including:	$0
+/- year-over-year change in fair value of equity awards granted in prior years that vested in the covered year, including:	$212,265
- fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year, including:	$0
+ dollar value of dividends/earnings paid on equity awards in the covered year:	$24,213
Average Compensation Actually Paid to Non-PEO NEOs (column (e))	$2,885,214

(3)	For each of 2023, 2022, 2021 and 2020, total shareholder return for the Company and the peer group was calculated as the yearly percentage change in cumulative total shareholder return based on a deemed fixed investment of $100 at market close on December 31, 2019. The yearly percentage change in cumulative total shareholder return was measured as the quotient of (a) the sum of (i) the cumulative amount of dividends for the period from December 31, 2019 through and including the last day of the covered fiscal year (the “Measurement Period”), assuming dividend reinvestment, plus (ii) the difference between stock price per share at the end and the beginning of the Measurement Period, divided by (b) stock price per share at the beginning of the Measurement Period. Each of these yearly percentage changes was then applied to a deemed fixed investment of $100 at the beginning of the Measurement Period to produce the year-end values of such investment as of the end of 2023, 2022, 2021 and 2020 as applicable. For purposes of this pay versus performance disclosure, our peer group NASDAQ U.S. Benchmark TR Index (U.S. companies) (the “Peer Group”). Because fiscal years are presented in the table in reverse chronical order (from top to bottom), the table should be read from bottom to top for purposes of understanding cumulative returns over time.
(4)	Consolidated adjusted income before income taxes is calculated as described in the Executive Compensation Discussion and Analysis section above.

Company Selected Measure Name		Consolidated Adjusted Income Before Income Taxes
Named Executive Officers, Footnote [Text Block]		Matthew V. Crawford served as our principal executive officer (“PEO”) for the full year for each of 2023, 2022, 2021 and 2020. For 2023, 2022, 2021, and 2020 our non-PEO named executive officers (“NEOs”) were Patrick W. Fogarty and Robert D. Vilsack.
Peer Group Issuers, Footnote [Text Block]		For each of 2023, 2022, 2021 and 2020, total shareholder return for the Company and the peer group was calculated as the yearly percentage change in cumulative total shareholder return based on a deemed fixed investment of $100 at market close on December 31, 2019. The yearly percentage change in cumulative total shareholder return was measured as the quotient of (a) the sum of (i) the cumulative amount of dividends for the period from December 31, 2019 through and including the last day of the covered fiscal year (the “Measurement Period”), assuming dividend reinvestment, plus (ii) the difference between stock price per share at the end and the beginning of the Measurement Period, divided by (b) stock price per share at the beginning of the Measurement Period. Each of these yearly percentage changes was then applied to a deemed fixed investment of $100 at the beginning of the Measurement Period to produce the year-end values of such investment as of the end of 2023, 2022, 2021 and 2020 as applicable. For purposes of this pay versus performance disclosure, our peer group NASDAQ U.S. Benchmark TR Index (U.S. companies) (the “Peer Group”). Because fiscal years are presented in the table in reverse chronical order (from top to bottom), the table should be read from bottom to top for purposes of understanding cumulative returns over time.
PEO Total Compensation Amount		$ 5,726,975	$ 3,983,924	$ 6,177,464	$ 5,154,783
PEO Actually Paid Compensation Amount	[1],[2]	$ 10,204,842	2,053,461	3,900,081	6,362,304
Adjustment To PEO Compensation, Footnote [Text Block]

Matthew V. Crawford	2023
Summary Compensation Table Total for PEO (column (b))	$5,726,975
- aggregate change in actuarial present value of pension benefits	16,623
+ service cost of pension benefits	6,849
+ prior service cost of pension benefits	0
- SCT “Stock Awards” column value	$2,365,500
- SCT “Option Awards” column value	$0
+ year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year-end, including:	$4,044,000
+/- year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end, including:	$1,513,714
+ vesting date fair value of equity awards granted and vested in the covered year, including:	$0
+/- year-over-year change in fair value of equity awards granted in prior years that vested in the covered year, including:	$1,174,745
- fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year, including:	$0
+ dollar value of dividends/earnings paid on equity awards in the covered year:	$120,682
Compensation Actually Paid to PEO (column (c))	$10,204,842

Non-PEO NEO Average Total Compensation Amount		$ 1,986,873	1,281,790	1,430,325	1,181,255
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[2]	$ 2,885,214	930,575	1,032,246	1,401,038
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

AVERAGE FOR NON-PEO NEOS	2023
Average SCT Total for Non-PEO NEOs (column (d))	$1,986,873
- aggregate change in actuarial present value of pension benefits	$15,995
+ service cost of pension benefits	$7,419
+ prior service cost of pension benefits	$0
- SCT “Stock Awards” column value	$522,381
- SCT “Option Awards” column value	$0
+ year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year-end, including:	$893,050
+/- year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end, including:	$299,770
+ vesting date fair value of equity awards granted and vested in the covered year, including:	$0
+/- year-over-year change in fair value of equity awards granted in prior years that vested in the covered year, including:	$212,265
- fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year, including:	$0
+ dollar value of dividends/earnings paid on equity awards in the covered year:	$24,213
Average Compensation Actually Paid to Non-PEO NEOs (column (e))	$2,885,214

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]

The following table lists the financial performance measure that we believe represents the most important and only financial performance measure we use to link compensation actually paid to our NEOs for fiscal 2023 to our performance:

Consolidated Adjusted Income Before Income Taxes

Total Shareholder Return Amount	[3]	$ 87.67	38.61	64.62	92.66
Peer Group Total Shareholder Return Amount	[3]	154.93	122.55	152.67	121.27
Net Income (Loss) Attributable to Parent		$ 7,800,000	$ (14,200,000)	$ (24,800,000)	$ (4,500,000)
Company Selected Measure Amount	[4]	47,300,000	25,600,000	(18,500,000)	22,600,000
PEO Name		Matthew V. Crawford	Matthew V. Crawford	Matthew V. Crawford	Matthew V. Crawford
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Consolidated Adjusted Income Before Income Taxes
PEO [Member] | aggregate change in actuarial present value of pension benefits
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (16,623)
PEO [Member] | service cost of pension benefits
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		6,849
PEO [Member] | prior service cost of pension benefits
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
PEO [Member] | SCT “Stock Awards” column value
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(2,365,500)
PEO [Member] | SCT “Option Awards” column value
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
PEO [Member] | year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year-end, including:
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		4,044,000
PEO [Member] | year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end, including:
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,513,714
PEO [Member] | vesting date fair value of equity awards granted and vested in the covered year, including:
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
PEO [Member] | year-over-year change in fair value of equity awards granted in prior years that vested in the covered year, including:
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,174,745
PEO [Member] | fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year, including:
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
PEO [Member] | dollar value of dividends/earnings paid on equity awards in the covered year:
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		120,682
Non-PEO NEO [Member] | aggregate change in actuarial present value of pension benefits
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(15,995)
Non-PEO NEO [Member] | service cost of pension benefits
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		7,419
Non-PEO NEO [Member] | prior service cost of pension benefits
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
Non-PEO NEO [Member] | SCT “Stock Awards” column value
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(522,381)
Non-PEO NEO [Member] | SCT “Option Awards” column value
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
Non-PEO NEO [Member] | year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year-end, including:
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		893,050
Non-PEO NEO [Member] | year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end, including:
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		299,770
Non-PEO NEO [Member] | vesting date fair value of equity awards granted and vested in the covered year, including:
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
Non-PEO NEO [Member] | year-over-year change in fair value of equity awards granted in prior years that vested in the covered year, including:
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		212,265
Non-PEO NEO [Member] | fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year, including:
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
Non-PEO NEO [Member] | dollar value of dividends/earnings paid on equity awards in the covered year:
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 24,213

[1]	For 2023, the values included in this column for the compensation actually paid to our PEO and the average compensation actually paid to our Non-PEO NEOs reflect the following adjustments to the values included in column (b) and column (d), respectively:
[2]	Matthew V. Crawford served as our principal executive officer (“PEO”) for the full year for each of 2023, 2022, 2021 and 2020. For 2023, 2022, 2021, and 2020 our non-PEO named executive officers (“NEOs”) were Patrick W. Fogarty and Robert D. Vilsack.
[3]	For each of 2023, 2022, 2021 and 2020, total shareholder return for the Company and the peer group was calculated as the yearly percentage change in cumulative total shareholder return based on a deemed fixed investment of $100 at market close on December 31, 2019. The yearly percentage change in cumulative total shareholder return was measured as the quotient of (a) the sum of (i) the cumulative amount of dividends for the period from December 31, 2019 through and including the last day of the covered fiscal year (the “Measurement Period”), assuming dividend reinvestment, plus (ii) the difference between stock price per share at the end and the beginning of the Measurement Period, divided by (b) stock price per share at the beginning of the Measurement Period. Each of these yearly percentage changes was then applied to a deemed fixed investment of $100 at the beginning of the Measurement Period to produce the year-end values of such investment as of the end of 2023, 2022, 2021 and 2020 as applicable. For purposes of this pay versus performance disclosure, our peer group NASDAQ U.S. Benchmark TR Index (U.S. companies) (the “Peer Group”). Because fiscal years are presented in the table in reverse chronical order (from top to bottom), the table should be read from bottom to top for purposes of understanding cumulative returns over time.
[4]	Consolidated adjusted income before income taxes is calculated as described in the Executive Compensation Discussion and Analysis section above.